STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Number of Shares:
Balance, beginning		22,240,833	32,292,580
Issued		300,000	18,727,769
Exercised		(200,000)	(22,809,908)
Expired		(78,226)	(1,019,608)
Cancelled/Forfeited			(4,950,000)
Balance, ending		22,262,608	22,240,833
Exercisable as of December 31, 2018		22,262,608
Weighted Average Exercise Price:
Balance, beginning		$ 0.31	$ 0.30
Issued		0.15	0.15
Exercised		0.15	0.11
Expired		0.26	0.07
Forfeited/canceled			0.40
Balance, ending		0.31	$ 0.31
Exercisable as of December 31, 2018		$ 0.31
Weighted- Average Remaining Contractual Term:
Balance at December 31, 2019		2 years 9 months 18 days
Exercisable at December 31, 2019		2 years 9 months 18 days
Aggregate Intrinsic Value:
Balance at December 31, 2019	[1]
Exercisable at December 31, 2019	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0699 for our common stock on December 31, 2019.